UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 20, 2007
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      97
Form 13F Information Table Value Total:      $128,691

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1141    13145 SH       SOLE                                      13145
Abbott Laboratories            COM              002824100      869    16225 SH       SOLE                                      16225
Adobe Systems Inc              COM              00724F101     2682    66794 SH       SOLE                                      66794
Aflac                          COM              001055102     2116    41161 SH       SOLE                                      41161
Ametek Inc                     COM              031100100      929    23415 SH       SOLE                                      23415
Anadarko Petroleum Corp        COM              032511107      248     4768 SH       SOLE                                       4768
Apache Corporation             COM              037411105     1976    24224 SH       SOLE                                      24224
Aptargroup Inc                 COM              038336103      458    12885 SH       SOLE                                      12885
Automatic Data Proc            COM              053015103     1530    31574 SH       SOLE                                      31574
BP PLC Spons Adr               COM              055622104      340     4708 SH       SOLE                                       4708
BankAmerica Corp               COM              060505104     1545    31607 SH       SOLE                                      31607
Becton Dickinson & Co          COM              075887109     1661    22289 SH       SOLE                                      22289
C H Robinson Worldwide Inc New COM              12541W209     1013    19290 SH       SOLE                                      19290
Canadian National Railway Corp COM              136375102      509     9996 SH       SOLE                                       9996
Canon Inc. Adr                 COM              138006309     2479    42275 SH       SOLE                                      42275
Caterpillar Inc                COM              149123101     2451    31304 SH       SOLE                                      31304
Church & Dwight Inc            COM              171340102      839    17322 SH       SOLE                                      17322
Clarcor Inc                    COM              179895107     1322    35326 SH       SOLE                                      35326
Cognizant Tech                 COM              192446102      798    10639 SH       SOLE                                      10639
Danaher Corp                   COM              235851102     1670    22114 SH       SOLE                                      22114
Dentsply Intl                  COM              249030107     1089    28451 SH       SOLE                                      28451
Dover Corp                     COM              260003108      330     6450 SH       SOLE                                       6450
Eaton Vance                    COM              278265103      729    16508 SH       SOLE                                      16508
Ecolab                         COM              278865100     2277    53326 SH       SOLE                                      53326
Emerson Electric Co            COM              291011104     3357    71736 SH       SOLE                                      71736
Expeditors Int'l Wash          COM              302130109     2128    51513 SH       SOLE                                      51513
Exxon Mobil Corp               COM              30231G102     3773    44979 SH       SOLE                                      44979
FPL Group                      COM              302571104      279     4914 SH       SOLE                                       4914
Factset Research System        COM              303075105      468     6846 SH       SOLE                                       6846
Fastenal Co                    COM              311900104     1860    44439 SH       SOLE                                      44439
Fiserv Inc.                    COM              337738108     3049    53671 SH       SOLE                                      53671
Franklin Resources Inc.        COM              354613101      223     1686 SH       SOLE                                       1686
Gardner Denver Inc             COM              365558105      262     6146 SH       SOLE                                       6146
Garmin Ltd                     COM              G37260109     1568    21192 SH       SOLE                                      21192
General Electric Co            COM              369604103      606    15830 SH       SOLE                                      15830
Gilead Sciences Inc            COM              375558103      802    20673 SH       SOLE                                      20673
Goldman Sachs Group            COM              38141G104     1630     7522 SH       SOLE                                       7522
Graco Inc                      COM              384109104      510    12673 SH       SOLE                                      12673
Grainger (WW) Inc              COM              384802104     2255    24231 SH       SOLE                                      24231
Harris Corp                    COM              413875105      557    10219 SH       SOLE                                      10219
Idexx Labs                     COM              45168D104     1885    19915 SH       SOLE                                      19915
Illinois Tool Works            COM              452308109     3191    58894 SH       SOLE                                      58894
Infosys Tech Adr               COM              456788108      896    17794 SH       SOLE                                      17794
Jacobs Engineering Group Inc   COM              469814107     1696    29484 SH       SOLE                                      29484
Johnson & Johnson              COM              478160104     2537    41178 SH       SOLE                                      41178
Johnson Controls               COM              478366107     2772    23942 SH       SOLE                                      23942
Kimco Realty Corp              COM              49446R109      983    25830 SH       SOLE                                      25830
Lowes Cos Inc                  COM              548661107     1815    59153 SH       SOLE                                      59153
Marshall & Ilsley Corp         COM              571834100     1973    41432 SH       SOLE                                      41432
McCormick & Co                 COM              579780206     1789    46863 SH       SOLE                                      46863
McGraw-Hill Inc                COM              580645109     2651    38945 SH       SOLE                                      38945
Mettler Toledo International   COM              592688105      296     3100 SH       SOLE                                       3100
Microchip Technology           COM              595017104     1029    27771 SH       SOLE                                      27771
Microsoft Corp                 COM              594918104      748    25386 SH       SOLE                                      25386
Millipore Corp                 COM              601073109      341     4539 SH       SOLE                                       4539
Moody's Corp                   COM              615369105      257     4127 SH       SOLE                                       4127
O'Reilly Automotive            COM              686091109     1789    48957 SH       SOLE                                      48957
Omnicom Group                  COM              681919106     3019    57042 SH       SOLE                                      57042
Oskkosh Truck Corp             COM              688239201      431     6852 SH       SOLE                                       6852
Paychex Inc                    COM              704326107     1257    32145 SH       SOLE                                      32145
Praxair Inc                    COM              74005P104     2092    29066 SH       SOLE                                      29066
Procter & Gamble Co            COM              742718109     2679    43777 SH       SOLE                                      43777
Prologis Tr                    COM              743410102      490     8609 SH       SOLE                                       8609
Public Storage Inc Com         COM              74460D109      204     2661 SH       SOLE                                       2661
Qualcomm Inc                   COM              747525103     1202    27711 SH       SOLE                                      27711
Questar Corporation            COM              748356102      392     7415 SH       SOLE                                       7415
RPM Inc                        COM              749685103      737    31907 SH       SOLE                                      31907
Resmed Inc                     COM              761152107     1319    31965 SH       SOLE                                      31965
Rockwell Collins               COM              774341101      745    10543 SH       SOLE                                      10543
Roper Inds Inc New Com         COM              776696106      909    15911 SH       SOLE                                      15911
SEI Investments Co             COM              784117103     1184    40766 SH       SOLE                                      40766
Schlumberger Ltd               COM              806857108      246     2900 SH       SOLE                                       2900
Scotts Miracle Grow Co         COM              810186106      259     6034 SH       SOLE                                       6034
Sigma-Aldrich Corp             COM              826552101     3566    83573 SH       SOLE                                      83573
Staples Inc                    COM              855030102     2368    99769 SH       SOLE                                      99769
Stericycle Inc                 COM              858912108     1572    35358 SH       SOLE                                      35358
Strayer Education Inc          COM              863236105     1719    13048 SH       SOLE                                      13048
Stryker Corp                   COM              863667101     3554    56329 SH       SOLE                                      56329
SunTrust Banks Inc             COM              867914103     1301    15175 SH       SOLE                                      15175
Syngenta Adr                   COM              87160A100      472    12126 SH       SOLE                                      12126
T Rowe Price Assoc             COM              74144T108     1052    20282 SH       SOLE                                      20282
Techne Corporation             COM              878377100      268     4683 SH       SOLE                                       4683
Teva Pharmaceutical            COM              881624209      683    16566 SH       SOLE                                      16566
The Genlyte Group Inc          COM              372302109      301     3834 SH       SOLE                                       3834
Toro Co                        COM              891092108     1233    20933 SH       SOLE                                      20933
Trimble Navigation Ltd         COM              896239100     1120    34773 SH       SOLE                                      34773
United Technologies            COM              913017109     3119    43967 SH       SOLE                                      43967
V F Corp                       COM              918204108     1415    15452 SH       SOLE                                      15452
Valspar Corp                   COM              920355104     1917    67489 SH       SOLE                                      67489
Vornado Realty Trust           COM              929042109      354     3219 SH       SOLE                                       3219
WGL Holdings Inc.              COM              92924f106      253     7747 SH       SOLE                                       7747
Walgreen Co                    COM              931422109     1714    39374 SH       SOLE                                      39374
Weingarten Rlty Inv            COM              948741103      395     9604 SH       SOLE                                       9604
Wyeth Co                       COM              983024100      212     3700 SH       SOLE                                       3700
Zimmer Holdings Inc            COM              98956P102     1319    15540 SH       SOLE                                      15540
Dodge & Cox Stock                               256219106      430 2653.258 SH       SOLE                                   2653.258
Harbor Intl Fund                                411511306      212 3000.114 SH       SOLE                                   3000.114